Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	6-K
Entity File Number	001-35135
Entity Registrant Name	Sequans Communications S.A.
Amendment Flag	false
Entity Central Index Key	0001383395
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Document Period End Date	Jun. 30, 2021